COMMON STOCK REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2017
Common Stock Repurchase Program [Abstract]
Common Stock
COMMON STOCK REPURCHASE PROGRAM

The Company repurchases stock primarily to create economic value for its shareholders and to provide additional liquidity to the stock. Shares are purchased as part of a board approved plan or withheld on behalf of plan participants to satisfy tax withholding obligations related to the vesting of restricted shares. Shares repurchased are retired and reflected as a reduction in shareholders’ equity.

No repurchase plans were approved or executed in 2017 and 2016.